Employee benefit plans - Information about fair value of plan assets (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Amount of net asset value per share as a practical expedient [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair values of certain plan assets	¥ 38,092	¥ 35,529